Mar. 25, 2022
Pacific Funds Portfolio Optimization Moderate-Conservative
Pacific FundsSM Portfolio Optimization Moderate-Conservative

SUPPLEMENT DATED MARCH 25, 2022

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2021

FOR CLASS A, CLASS C, CLASS I, CLASS R6 AND ADVISOR CLASS SHARES

This supplement revises the Pacific Funds prospectus dated August 1, 2021 for Class A, Class C, Class I, Class R6 and Advisor Class Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Effective August 1, 2022, all references to Advisor Class are deleted and replaced with Class I-2.

Disclosure Changes to the Fund Summaries section

Pacific FundsSM Portfolio Optimization Moderate-Conservative – In the Principal Risks subsection, Small-Capitalization Companies Risk is removed.